Activity of Non-vested Shears by Incsight (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Granted	0
Ordinary granted to Incsight Limited (''Incsight'')
Number of Options
Non-vested at January 1, 2016	1,000,000	1,000,000
Granted		0
Forfeited		0
Vested		0
Non-vested at December 31, 2016		1,000,000
Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2016	$ 6.48	$ 6.48
Granted		0
Forfeited		0
Vested		0
Non-vested at December 31, 2016		$ 6.48